UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                           August 11, 2004
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     117
                                        ----------------
Form 13F Information Table Value Total:     $2,640,932
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        130,724   1,452,325      Sole         NONE      1,452,325
Abbott Laboratories                     Common   002824100        105,388   2,585,585      Sole         NONE      2,585,585
Adobe Systems Inc                       Common   00724F101          1,232      26,486      Sole         NONE         26,486
Albertsons Inc                          Common   013104104             44       1,642      Sole         NONE          1,642
Alltel Corp                             Common   020039103            207       4,090      Sole         NONE          4,090
American Electric Power Co              Common   025537101             16         500      Sole         NONE            500
American Internationl Group             Common   026874107            131       1,843      Sole         NONE          1,843
American Power Conversion               Common   029066107            200      10,200      Sole         NONE         10,200
Amgen Inc                               Common   031162100             49         900      Sole         NONE            900
Anheuser-Busch Companies Inc            Common   035229103             32         600      Sole         NONE            600
Associates First Cap Corp               Common   046008207              0       7,600      Sole         NONE          7,600
Automatic Data Processing               Common   053015103         94,843   2,264,645      Sole         NONE      2,264,645
BMC Software                            Common   055921100              1          75      Sole         NONE             75
Biomet Inc                              Common   090613100             22         505      Sole         NONE            505
Block H & R Inc                         Common   093671105             47         976      Sole         NONE            976
Boeing Co                               Common   097023105              8         165      Sole         NONE            165
Botswana Rst Ltd ADR                    Common   101349207              0           4      Sole         NONE              4
Bristol-Myers Squibb                    Common   110122108          1,064      43,412      Sole         NONE         43,412
Brown Forman Corp Cl B                  Common   115637209             68       1,400      Sole         NONE          1,400
Certegy Inc                             Common   156880106            465      11,975      Sole         NONE         11,975
Check Point Software                    Common   M22465104             24         900      Sole         NONE            900
ChevronTexaco Corp                      Common   166764100             56         600      Sole         NONE            600
Chiron Corp                             Common   170040109             40         900      Sole         NONE            900
ChoicePoint Inc                         Common   170388102             14         300      Sole         NONE            300
Cisco Systems Inc                       Common   17275R102             29       1,240      Sole         NONE          1,240
Clorox Co                               Common   189054109         99,173   1,844,057      Sole         NONE      1,844,057
Coca-Cola Co                            Common   191216100         91,119   1,805,060      Sole         NONE      1,805,060
Colgate-Palmolive Co                    Common   194162103         88,869   1,520,435      Sole         NONE      1,520,435
Conagra Foods Inc                       Common   205887102             32       1,200      Sole         NONE          1,200
Consolidated Edison Inc                 Common   209115104            212       5,343      Sole         NONE          5,343
Costco Wholesale Corp                   Common   22160K105              4         100      Sole         NONE            100
DNP Select Income Fd Inc                Common   23325P104             53       5,000      Sole         NONE          5,000
Del Monte Foods Co                      Common   24522P103             25       2,442      Sole         NONE          2,442
Dell, Inc                               Common   24702R101             72       2,000      Sole         NONE          2,000
Dionex Corp                             Common   254546104         44,521     806,971      Sole         NONE        806,971
EMC Corp                                Common   268648102             11         975      Sole         NONE            975
Edison Intl                             Common   281020107             20         800      Sole         NONE            800
Elan PLC ADR                            Common   284131208              7         300      Sole         NONE            300
Emerson Electric Co                     Common   291011104        128,565   2,023,058      Sole         NONE      2,023,058
Equifax Inc                             Common   294429105         98,752   3,989,969      Sole         NONE      3,989,969
Escrow Bonneville Pacific Corp          Common   098904998              0       1,091      Sole         NONE          1,091
Exxon Mobil Corp                        Common   30231G102            302       6,800      Sole         NONE          6,800
Fannie Mae                              Common   313586109         99,887   1,399,768      Sole         NONE      1,399,768
Fifth Third Bancorp                     Common   316773100             12         225      Sole         NONE            225
Freddie Mac                             Common   313400301            108       1,700      Sole         NONE          1,700
GAP Inc                                 Common   364760108             22         927      Sole         NONE            927
Gannett Company                         Common   364730101        115,031   1,355,703      Sole         NONE      1,355,703
Genentech Inc                           Common   368710406             17         300      Sole         NONE            300
General Electric Co                     Common   369604103        132,186   4,079,830      Sole         NONE      4,079,830
Genuine Parts Co                        Common   372460105            475      11,974      Sole         NONE         11,974

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Glaxosmithkline PLC Spons ADR           Common   37733W105            530      12,793      Sole         NONE         12,793
Heinz H J Co                            Common   423074103            362       9,242      Sole         NONE          9,242
Intel Corp                              Common   458140100          1,457      52,774      Sole         NONE         52,774
Interface Inc_Cl A                      Common   458665106              3         300      Sole         NONE            300
International Business Machines Corp    Common   459200101            225       2,554      Sole         NONE          2,554
J P Morgan Chase & Co                   Common   46625H100             27         700      Sole         NONE            700
Johnson & Johnson                       Common   478160104        106,119   1,905,187      Sole         NONE      1,905,187
Kellogg Co                              Common   487836108             17         400      Sole         NONE            400
Krispy Kreme Doughnuts                  Common   501014104              2         100      Sole         NONE            100
Kroger Co                               Common   501044101             36       2,000      Sole         NONE          2,000
Lee Enterprises Inc                     Common   523768109             31         650      Sole         NONE            650
MBNA Corp                               Common   55262L100        132,880   5,152,375      Sole         NONE      5,152,375
Marsh & Mclennan Companies Inc          Common   571748102             17         364      Sole         NONE            364
McDonald's Corp                         Common   580135101            215       8,257      Sole         NONE          8,257
McGraw Hill Companies                   Common   580645109         91,300   1,192,370      Sole         NONE      1,192,370
Medco Health Solutions                  Common   58405U102              3          72      Sole         NONE             72
Medtronic Inc                           Common   585055106         99,751   2,047,430      Sole         NONE      2,047,430
Merck & Company                         Common   589331107         68,302   1,437,931      Sole         NONE      1,437,931
Microsoft Corp                          Common   594918104          1,056      36,990      Sole         NONE         36,990
Morgan Stanley                          Common   617446448             21         391      Sole         NONE            391
Mylan Laboratories Inc                  Common   628530107            260      12,824      Sole         NONE         12,824
Nestle SA ADR                           Common   641069406            403       6,000      Sole         NONE          6,000
New York Times Co Class A               Common   650111107              4         100      Sole         NONE            100
Nike Inc Cl B                           Common   654106103            547       7,225      Sole         NONE          7,225
Nordson Corp                            Common   655663102            217       5,000      Sole         NONE          5,000
Omnicom Group Inc                       Common   681919106        125,751   1,657,020      Sole         NONE      1,657,020
Patterson Companies                     Common   703395103         94,586   1,236,575      Sole         NONE      1,236,575
Paychex Inc                             Common   704326107         71,334   2,105,480      Sole         NONE      2,105,480
Pepsico Inc                             Common   713448108         86,426   1,604,037      Sole         NONE      1,604,037
Pfizer Inc                              Common   717081103        132,024   3,851,354      Sole         NONE      3,851,354
Plum Creek Timber Co                    Common   729251108             33       1,000      Sole         NONE          1,000
Procter & Gamble Co                     Common   742718109        112,062   2,058,452      Sole         NONE      2,058,452
Qualcomm Inc                            Common   747525103            184       2,520      Sole         NONE          2,520
Reliance Steel And Aluminum Co          Common   759509102            141       3,500      Sole         NONE          3,500
Reynolds RJ Tob Hldgs Inc               Common   76182K105             29         427      Sole         NONE            427
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            248       4,800      Sole         NONE          4,800
Sara Lee Corp                           Common   803111103            124       5,400      Sole         NONE          5,400
Schering-Plough Corp                    Common   806605101             18       1,000      Sole         NONE          1,000
Schlumberger Ltd                        Common   806857108             25         400      Sole         NONE            400
Singer Co N V                           Common   82930F208              1         198      Sole         NONE            198
Smucker J M Co                          Common   832696405              1          16      Sole         NONE             16
Southern Co                             Common   842587107             18         628      Sole         NONE            628
Stancorp Finl Group                     Common   852891100             18         270      Sole         NONE            270
Starbucks Corp                          Common   855244109            179       4,125      Sole         NONE          4,125
State Street Corp                       Common   857477103        107,926   2,200,776      Sole         NONE      2,200,776
Stryker Corp                            Common   863667101        167,323   3,042,232      Sole         NONE      3,042,232
Techne Corp                             Common   878377100             26         600      Sole         NONE            600
Time Warner Inc                         Common   887317105             17         950      Sole         NONE            950
Transamerica Income Shares              Common   893506105             32       1,500      Sole         NONE          1,500
US Bancorp                              Common   902973304            542      19,680      Sole         NONE         19,680

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Union Pacific Corp                      Common   907818108             15         250      Sole         NONE            250
United Parcel Svc Cl B                  Common   911312106              9         120      Sole         NONE            120
Varian Inc                              Common   922206107             21         500      Sole         NONE            500
Verizon Communications                  Common   92343V104             66       1,834      Sole         NONE          1,834
Vodafone Group                          Common   92857W100             48       2,160      Sole         NONE          2,160
WD 40 CO                                Common   929236107            197       6,593      Sole         NONE          6,593
WPS Resources Corp                      Common   92931B106             17         369      Sole         NONE            369
Wal Mart Stores Inc                     Common   931142103             95       1,800      Sole         NONE          1,800
Walgreen Company                        Common   931422109            748      20,660      Sole         NONE         20,660
Washington Mutual Inc                   Common   939322103             72       1,875      Sole         NONE          1,875
Wells Fargo & Co                        Common   949746101             31         538      Sole         NONE            538
Weyerhaeuser Co                         Common   962166104            143       2,268      Sole         NONE          2,268
Wilmington Trust Corp                   Common   971807102            505      13,580      Sole         NONE         13,580
Wrigley Wm Jr Co                        Common   982526105            309       4,906      Sole         NONE          4,906
Wyeth                                   Common   983024100            396      10,949      Sole         NONE         10,949
Xilinx Inc                              Common   983919101             23         700      Sole         NONE            700
Zebra Technologies                      Common   989207105          1,199      13,776      Sole         NONE         13,776
                                                              -----------
                                                                2,640,932